Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment
Gross balance of property, plant and equipment	$ 363,819	$ 333,116
Less: Accumulated depreciation	(228,520)	(227,850)
Less: Impairment	(1,751)	(1,446)
Balance of property, plant and equipment, net	133,548	103,820
Machinery and equipment
Property, plant and equipment
Gross balance of property, plant and equipment	251,625	241,471
Buildings
Property, plant and equipment
Gross balance of property, plant and equipment	72,166	66,230
Electronic equipment
Property, plant and equipment
Gross balance of property, plant and equipment	7,100	5,880
Motor vehicles
Property, plant and equipment
Gross balance of property, plant and equipment	4,621	4,752
Construction in progress
Property, plant and equipment
Gross balance of property, plant and equipment	$ 28,307	$ 14,783